Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments and Contingencies Disclosure

21. COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Company entered into leasing arrangements relating to office area and internet bandwidth in 2010, 2011 and 2012. Leasing expenses for the years ended December 31, 2010, 2011 and 2012 were $11,785,743, $10,614,276 and $9,095,530, respectively.

Future minimum lease payments under non-cancellable operating lease agreements are as follows:

Within 1 year	1,210,094
Between 1 and 2 years	1,352,190
Between 2 and 3 years	440,649
Between 3 and 4 years	—
Total	3,002,933

Litigation

The Company is subject to claims and litigation, which may arise in the normal course of business. The Company is involved in a number of cases pending in various courts and arbitration as of December 31, 2012. These cases are substantially related to alleged copyright infringement. Adverse results in these lawsuits may include awards of damages and may also result in, or even compel, a change in the Company’s business practices, which could impact the Company’s future financial results.

The Company has recorded an accrual balance of $2,077,753 in “Accrued expenses and other liabilities” in the consolidated balance sheet as of December 31, 2012 (Note 12). The accrual was based on judgments handed down by the court and out-of-court settlements as of or after December 31, 2012 but related to alleged copyright infringement arising before December 31, 2012.  The accrual was based upon management’s best estimation according to the historical actual compensation amount per video of the Company for the similar legal actions and the advice from PRC counsel. The Company is in the process of appealing certain judgments for which the loss has been accrued.

There are no accruals for any additional losses related to unasserted claims or any other amounts.

Contingencies

The Company accounts for loss contingencies in accordance with ASC 450, “Contingencies”, and other related guidance. Set forth below is a description of certain loss contingencies as well as the opinion of management as to the likelihood of loss.

Current PRC laws and regulations place certain restrictions on foreign ownership of companies that engage in Internet business, including the provision of online video and online advertising services. Specifically, foreign ownership in an Internet content provider or other value-added telecommunication service providers may not exceed 50%.  Since the Company is incorporated in the Cayman Islands, neither the Company nor its PRC subsidiary is eligible to engage in Internet business. To comply with PRC laws and regulations, the Company conducts its operations in China through a series of contractual arrangements entered into among its wholly owned PRC subsidiaries, Beijing Technology, Tianjin Technology and Kusheng. (collectively “wholly owned PRC subsidiaries”), and the consolidated affiliated entities in the PRC, namely Ku6 Beijing Information, Tianjin Information,  Ku6 (Beijing) Cultural Media Co., Ltd. (“Ku6 Cultural”) and Ku6 Network (collectively “consolidated affiliated entities in the PRC”) and their respective shareholders.

Under the equity pledge agreements among our PRC subsidiaries, certain of our consolidated affiliated entities and the shareholders of our consolidated affiliated entities, the shareholders of our consolidated affiliated entities have pledged all of their equity interests in these entities to our relevant subsidiaries by recording the pledge on the shareholder registers of the respective entities.  However, according to the PRC Property Rights Law, which became effective as of October 1, 2007, a pledge is not valid unless it is registered with the relevant local administration for industry and commerce.  Ku6 Information Technology completed the registration of equity pledge on November 13, 2008 and further on November 12, 2012 after an increase of the registered capital. Tianjin Ku6 Network, Ku6 Cultural, and Tianjin information completed their registration of equity pledges on January 20, 2012, October 10, 2012, and February 20, 2013, respectively.

Ku6 Beijing Information, Tianjin Information, Ku6 Cultural and Ku6 Network hold the licenses and permits necessary to conduct our online video, online advertising and related businesses in China.  In the opinion of management, (i) the ownership structure of the Company, its wholly owned PRC subsidiaries and the consolidated affiliated entities in the PRC are in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the consolidated affiliated entities in the PRC are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company’s business operations are in compliance with existing PRC laws and regulations in all material respects. However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with the consolidated affiliated entities in the PRC were found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations.

Under PRC Ministry of Commerce (“MOFCOM”) security review rules promulgated in September 2011, a national security review is required for certain mergers and acquisitions by foreign investors raising concerns regarding national defense and security. Foreign investors are prohibited from circumventing the national security review requirements by structuring transactions through proxies, trusts, indirect investment, leases, loans, control through contractual arrangements, or offshore transactions. Management has concluded there is no need to submit the existing contractual arrangements with the consolidated affiliated entities in the PRC and their shareholders to the MOFCOM for national security review based upon analysis of the rules. However, there are substantial uncertainties regarding the interpretation and application of the MOFCOM security review rules, and any new laws, rules, regulations or detailed implementation measures in any form relating to such rules. Therefore, the Company cannot be assured that the relevant PRC regulatory authorities, such as the MOFCOM, would not ultimately take a contrary view to the opinion of management and the Company’s PRC legal counsel. If the MOFCOM or other PRC regulatory authority determines that the Company needs to submit the existing contractual arrangements with the consolidated affiliated entities in the PRC and their shareholders for national security review, the Company may face sanctions by the MOFCOM or other PRC regulatory authority, which may include, among others, requiring the Company to restructure its ownership structure, discontinuation or restriction of operations in the PRC, or invalidation of the agreements that the wholly owned PRC subsidiaries have entered into with the consolidated affiliated entities in the PRC and their shareholders.

In such case, the Company may not be able to operate or control business in the same manner as it currently does, and therefore, may not be able to consolidate the affiliated entities in the PRC. In addition, the relevant regulatory authorities would have broad discretion in dealing with such violations which may adversely impact the financial statements, operations and cash flows of the Company (including restrictions on the Company to carry out business).

If the consolidated affiliated entities in the PRC and their shareholders fail to perform their respective obligations under the current contractual arrangements, the Company may have to incur substantial costs and expend significant resources to enforce those arrangements and rely on legal remedies under PRC laws. The PRC laws, rules and regulations are relatively new, and because of the limited volume of published decisions and their non-binding nature, the interpretation and enforcement of these laws, rules and regulations involve substantial uncertainties. These uncertainties may impede the ability of the Company to enforce these contractual arrangements, or suffer significant delay or other obstacles in the process of enforcing these contractual arrangements and may materially and adversely affect the results of operations and the financial position of the Company.

In the opinion of management, the likelihood of loss in respect of the Company’s current ownership structure or the contractual arrangements with the consolidated affiliated entities in the PRC is remote.